Long-term debt - Amortised cost summary (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Long-term debt
Unamortised loan costs	R (392)	R (528)
Total long-term debt	102,645	117,031	R 124,068
Unsecured debt
Long-term debt
Long-term debt, before unamortised costs	R 103,037	R 117,559